Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2016	2015
Receivables (1)	$723,538	$562,616
Unbilled receivables	516,469	386,035
Less – allowance for doubtful accounts	(7,416)	(6,738)
	$1,232,591	$941,913

(1) Includes receivables from affiliated companies	$84,969	$76,598